Discontinued Operation (Details) - Schedule of discontinued operations - REIT Changjiang [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 527,694	$ 660,537
Cost of revenues		791,558	810,043
Gross loss		(263,864)	(149,506)
Operating expenses		762,328	1,825,684
Loss from discontinued operations		(1,026,192)	(1,975,190)
Other income (expense), net		(522,623)	(418,615)
Loss before tax		(1,548,815)	(2,393,805)
Income tax provision		487
Net loss from discontinued operations		$ (1,549,302)	$ (2,393,805)